S-K 1602(c) Dilution	Mar. 06, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.55
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.02
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	2.98
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.12
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.88
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.34
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.66
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.03)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	11.03
Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.55
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.02
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	2.98
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.12
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.88
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.33
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.67
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.04)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	11.04
No Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.02
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.98
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ 140,313,142
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.12
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.88
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ 91,813,142
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.33
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.67
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ 43,313,142
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,000,000
No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.04)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.04
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ (5,186,858)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,000,000
No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.55
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.45
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ 188,813,142
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,000,000
Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.02
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.98
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ 161,425,742
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.12
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.88
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ 105,650,742
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.34
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.66
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ 49,875,742
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,500,000
Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.03)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.03
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ (5,899,258)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,750,000
Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.55
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.45
Net Tangible Book Value	$ (37,484)
Net Tangible Book Value, Adjusted	$ 217,200,742
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	28,750,000
Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.03
Public Units [Member] | No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.13
Public Units [Member] | No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.34
Public Units [Member] | No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.03)
Public Units [Member] | No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.56
Public Units [Member] | Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.03
Public Units [Member] | Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.13
Public Units [Member] | Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.35
Public Units [Member] | Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.02)
Public Units [Member] | Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.56
Net proceeds from this offering and the sale of the private placement shares [Member | No Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 201,000,000
Net proceeds from this offering and the sale of the private placement shares [Member | No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,000,000
Net proceeds from this offering and the sale of the private placement shares [Member | No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,000,000
Net proceeds from this offering and the sale of the private placement shares [Member | No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,000,000
Net proceeds from this offering and the sale of the private placement shares [Member | No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,000,000
Net proceeds from this offering and the sale of the private placement shares [Member | Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,000,000
Net proceeds from this offering and the sale of the private placement shares [Member | Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,000,000
Net proceeds from this offering and the sale of the private placement shares [Member | Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,000,000
Net proceeds from this offering and the sale of the private placement shares [Member | Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,000,000
Net proceeds from this offering and the sale of the private placement shares [Member | Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,000,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	38,226
Deferred Underwriting Commissions [Member] | No Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Deferred Underwriting Commissions [Member] | No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Deferred Underwriting Commissions [Member] | No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)
Deferred Underwriting Commissions [Member] | No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Deferred Underwriting Commissions [Member] | Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)
Deferred Underwriting Commissions [Member] | Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Deferred Underwriting Commissions [Member] | Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)
Deferred Underwriting Commissions [Member] | Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Advisory fee [Member] | No Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory fee [Member] | No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory fee [Member] | No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory fee [Member] | No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory fee [Member] | No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory fee [Member] | Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Advisory fee [Member] | Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Advisory fee [Member] | Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Advisory fee [Member] | Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Advisory fee [Member] | Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Overallotment Liability [Member] | No Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,600)
Overallotment Liability [Member] | No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,600)
Overallotment Liability [Member] | No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,600)
Overallotment Liability [Member] | No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,600)
Overallotment Liability [Member] | No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,600)
Overallotment Liability [Member] | Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Amounts paid for redemptions [Member] | No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Amounts paid for redemptions [Member] | No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Amounts paid for redemptions [Member] | No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(200,000,000)
Amounts paid for redemptions [Member] | No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Amounts paid for redemptions [Member] | Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(115,000,000)
Amounts paid for redemptions [Member] | Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Amounts paid for redemptions [Member] | Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(230,000,000)
Amounts paid for redemptions [Member] | Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares offered and sale of private placement shares [Member] | No Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares redeemed [Member] | No Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Ordinary shares redeemed [Member] | No Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | No Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | No Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,000,000)
Ordinary shares redeemed [Member] | No Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Full Over-allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Ordinary shares redeemed [Member] | Full Over-allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)
Ordinary shares redeemed [Member] | Full Over-allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)
Ordinary shares redeemed [Member] | Full Over-allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(23,000,000)
Ordinary shares redeemed [Member] | Full Over-allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares